EQUITY (Tables)	12 Months Ended
Dec. 31, 2025
Notes and other explanatory information [abstract]
SCHEDULE OF SHARE CAPITAL IS COMPOSED OF ORDINARY SHARES

The Company’s share capital is composed of ordinary shares, par value NIS 0.00032 per share, as follows:

	Number of Ordinary Shares
	Year ended December 31,
	2024	2025

Authorized share capital	31,250,000	31,250,000

Issued and paid-up share capital	6,271,625	6,502,844

	Amount in NIS		Convenience translation into U.S. dollars
	Year ended December 31,
	2024	2025	2025

Authorized share capital	10,000	10,000	3,135

Issued and paid-up share capital	2,007	2,081	652

SCHEDULE OF CHANGES IN OPTION

	Year ended December 31,
	2023		2024		2025
	Number of options	Weighted average exercise price (in NIS)	Number of options	Weighted average exercise price (in NIS)	Number of options	Weighted average exercise price (in NIS)
Outstanding at beginning of year	658,151	45.9	660,650	46.45	620,961	34.77
Granted	33,840	58.25	22,484	35.31	21,074	28.93
Expired	(2,285)	0.12	(9,505)	91.05	(16,240)	33.74
Forfeited	(17,142)	90.13	(32,668)	57.70	(10,901)	109.05
Exercised	(11,914)	0.12	(20,000)	0.12	(231,218)	0.11
Outstanding at end of year	660,650	46.45	620,961	34.77	383,676	61.91
Exercisable at end of year	558,751	35.03	503,954	27.52	333,874	61.89

PULSENMORE LTD.

NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS

NOTE 13 – EQUITY (cont.)

	Convenience translation into U.S. dollars
	Year ended December 31,
	2025
	Number of options	Weighted average exercise price (in USD)
Outstanding at beginning of year	620,961	10.89
Granted	21,074	9.07
Expired	(16,240)	10.58
Forfeited	(10,901)	34.19
Exercised	(231,218)	0.03
Outstanding at end of year	383,676	19.41
Exercisable at end of year	333,874	19.40

SCHEDULE OF OPTION ACTIVITY

Set forth below is data regarding the range of exercise prices and weighted-average remaining contractual life (in years) for the equity instruments outstanding at the end of each of the years indicated.

			Convenience translation into U.S. dollars
Year ended December 31,			Year ended December 31,
2025			2025
Number of options	Exercise price in NIS	Weighted average remaining contractual life in years	Number of options	Exercise price in $	Weighted average remaining contractual life in years

383,676	61.91	4.6	383,676	19.41	4.6

Year ended December 31,			Year ended December 31,
2024			2023
Number of options	Exercise price in NIS	Weighted average remaining contractual life in years	Number of options	Exercise price in NIS	Weighted average remaining contractual life in years

620,961	34.77	3.1	660,650	46.45	4.6